Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

February 28, 2019

Dates Covered
Collections Period	02/01/19 - 02/28/19
Interest Accrual Period	02/15/19 - 03/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/19	997,684,958.29	46,077
Yield Supplement Overcollateralization Amount 01/31/19	62,843,866.33	0
Receivables Balance 01/31/19	1,060,528,824.62	46,077
Principal Payments	27,659,008.79	518
Defaulted Receivables	388,294.86	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/19	60,530,163.93	0
Pool Balance at 02/28/19	971,951,357.04	45,546

Pool Statistics	$ Amount	# of Accounts
Pool Factor	92.95%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	3,859,367.56	162
Past Due 61-90 days	1,259,198.96	51
Past Due 91-120 days	131,051.00	5
Past Due 121+ days	0.00	0
Total	5,249,617.52	218

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	202,850.29
Aggregate Net Losses/(Gains) - February 2019	185,444.57
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.21%
Prior Net Losses Ratio	0.03%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	11,177,440.61
Actual Overcollateralization	11,177,440.61
Weighted Average APR	3.97%
Weighted Average APR, Yield Adjusted	6.56%
Weighted Average Remaining Term	62.08

Flow of Funds	$ Amount

Collections	31,311,315.90
Investment Earnings on Cash Accounts	77,307.22
Servicing Fee	(883,774.02)
Transfer to Collection Account	-
Available Funds	30,504,849.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,319,973.32
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,260,224.23
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,177,440.61
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,614,578.61

Total Distributions of Available Funds	30,504,849.10

Servicing Fee	883,774.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 02/15/19	986,211,581.27
Principal Paid	25,437,664.84
Note Balance @ 03/15/19	960,773,916.43

Class A-1
Note Balance @ 02/15/19	161,541,581.27
Principal Paid	25,437,664.84
Note Balance @ 03/15/19	136,103,916.43
Note Factor @ 03/15/19	64.5042258%

Class A-2
Note Balance @ 02/15/19	348,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	348,000,000.00
Note Factor @ 03/15/19	100.0000000%

Class A-3
Note Balance @ 02/15/19	347,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	347,000,000.00
Note Factor @ 03/15/19	100.0000000%

Class A-4
Note Balance @ 02/15/19	82,950,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	82,950,000.00
Note Factor @ 03/15/19	100.0000000%

Class B
Note Balance @ 02/15/19	31,150,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	31,150,000.00
Note Factor @ 03/15/19	100.0000000%

Class C
Note Balance @ 02/15/19	15,570,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	15,570,000.00
Note Factor @ 03/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,452,605.65
Total Principal Paid	25,437,664.84
Total Paid	27,890,270.49

Class A-1
Coupon	2.72616%
Interest Paid	342,524.15
Principal Paid	25,437,664.84
Total Paid to A-1 Holders	25,780,188.99

Class A-2
Coupon	3.02000%
Interest Paid	875,800.00
Principal Paid	0.00
Total Paid to A-2 Holders	875,800.00

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.3681343
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.5615542
Total Distribution Amount	26.9296885

A-1 Interest Distribution Amount	1.6233372
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	120.5576533
Total A-1 Distribution Amount	122.1809905

A-2 Interest Distribution Amount	2.5166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.5166667

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	560.59
Noteholders' Principal Distributable Amount	439.41

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/19	2,595,670.49
Investment Earnings	4,656.80
Investment Earnings Paid	(4,656.80)
Deposit/(Withdrawal)	-
Balance as of 03/15/19	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49